LOANS PAYABLE AND LONG TERM DEBT (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2013
Notes Payable to Banks [Member]
Debt Instrument, Frequency of Periodic Payment	monthly
Debt Instrument Number Of Installments	60 monthly installments
Debt Instrument, Periodic Payment	$ 1,180
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument, Maturity Date	Sep. 30, 2012
Capital Lease Obligations [Member]
Debt Instrument Number Of Installments	24 payments
Debt Instrument, Periodic Payment	$ 594
Debt Instrument, Maturity Date	Mar. 31, 2014